RULE 497 DOCUMENT

On behalf of Xtrackers FTSE Developed ex US Comprehensive Factor ETF (DEEF), Xtrackers FTSE Emerging Comprehensive Factor ETF (DEMG), Xtrackers Harvest CSI 300 China A-Shares ETF (ASHR), Xtrackers Harvest CSI 500 China A-Shares Small Cap ETF (ASHS), Xtrackers Japan JPX-Nikkei 400 Equity ETF (JPN), Xtrackers MSCI All World ex US Hedged Equity ETF (DBAW), Xtrackers MSCI All World ex US High Dividend Yield Equity ETF (HDAW), Xtrackers MSCI EAFE Hedged Equity ETF (DBEF), Xtrackers MSCI Emerging Markets Hedged Equity ETF (DBEM), Xtrackers MSCI Europe Hedged Equity ETF (DBEU), Xtrackers MSCI Eurozone Hedged Equity ETF (DBEZ), Xtrackers MSCI Japan Hedged Equity ETF (DBJP), Xtrackers Russell 1000 Comprehensive Factor ETF (DEUS), Xtrackers Russell 2000 Comprehensive Factor ETF (DESC), each a series of DBX ETF Trust (the “Fund”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A. The interactive data file included as an exhibit to this filing relates to the supplement filed with the Securities and Exchange Commission on behalf of the Funds pursuant to Rule 497(e) under the Securities Act on September 26, 2019; such supplement (accession number 0000088053-19-000868) is incorporated by reference into this Rule 497 Document.